UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2013

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
24	Statement of Options Written
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
32	Notes to Financial Statements
57	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/Standish
Global Fixed
Income Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus/Standish Global Fixed Income Fund, covering the six-month period from January 1, 2013, through June 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After more than 30 years of declining interest rates, it appears that the secular bull market in bonds may be over. Bond yields began the reporting period with little room for further declines, making an upward trend more likely in the midst of a sustained U.S. economic recovery. Indeed, improvements in U.S. housing and labor markets so far in 2013 prompted the Federal Reserve Board (the “Fed”) to signal its intent to back away from its quantitative easing program later this year, a development that sparked heightened bond market volatility during the second quarter.

We expect the U.S. economic recovery to accelerate later this year in advance of a multi-year expansion. Pent-up demographic demand could support continued expansion in the housing market, and higher home equity levels may bolster consumer confidence and spending. In the bond market, the Fed’s widely anticipated shift to a more moderately stimulative monetary policy stance is likely to presage a multi-year upward drift in interest rates as the relationship between rates and economic conditions normalizes.While these developments may hurt some segments of the bond market, others could respond more favorably. Therefore, as always, we urge you to discuss our observations with your financial adviser.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through June 30, 2013, as provided by David Leduc, CFA, Raman Srivastava, CFA, and Brendan Murphy, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2013, Dreyfus/Standish Global Fixed Income Fund’s Class A shares achieved a total return of –1.64%, Class C shares returned –1.96%, and Class I shares returned –1.49%.1 In comparison, the Barclays Global Aggregate Index (Hedged) (the “Index”), the fund’s benchmark, achieved a total return of –1.17% for the same period.2

Global bond markets encountered heightened volatility over the reporting period’s second half when investors anticipated a more moderately accommodative monetary policy from the Federal Reserve Board (the “Fed”).The fund produced lower returns than its benchmark, mainly due to shortfalls in our asset allocation and country allocation strategies.

The Fund’s Investment Approach

The fund seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity, by normally investing at least 80% of its net assets in fixed income securities.The fund also normally invests at least 65% of its assets in non-U.S. dollar-denominated fixed-income securities of governments and companies located in various countries, including emerging markets.The fund generally invests in eight or more countries, but always invests in at least three countries, one of which may be the United States. The fund’s investments may include bonds, notes, mortgage-related securities, asset-backed securities, convertible securities, eurodollar andYankee dollar instruments, preferred stock, and money market instruments.To protect the U.S. dollar value of the fund’s assets, we hedge most, but not necessarily all, of the portfolio’s foreign currency exposure.

The portfolio managers focus on identifying undervalued government bond markets, currencies, sectors, and securities and de-emphasize the use of interest rate forecasting. The portfolio managers look for fixed income securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics, or innovative features. The portfolio managers select securities for the fund’s portfolio by using fundamental economic research and quantitative analysis and focusing on sectors and individual securities that appear to be relatively undervalued and actively trading among sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Fed Comments Roiled Global Bond Markets

The year began in the wake of heightened global uncertainty surrounding the ongoing European financial crisis, slowing economic growth in the emerging markets, and automatic U.S. tax hikes and spending cuts scheduled for the start of the year. However, investors were soon encouraged by last-minute legislation to address the U.S. tax increases and evidence of improvement in Europe. In addition, Japan embarked on a new financial course, including aggressively stimulative monetary and fiscal policies. These developments generally made investors comfortable with riskier assets, including corporate-backed and emerging-markets securities, over the first four months of the year.

Conversely, the market’s more interest rate-sensitive sectors, such as sovereign securities in developed markets, suffered bouts of volatility as investors anticipated higher intermediate- and long-term interest rates in the recovering economy. Interest rate-related worries intensified in late May, when remarks by Fed chairman Ben Bernanke were interpreted as a signal that the U.S. central bank would back away from its ongoing quantitative easing program sooner than expected.As a result, most global bond market sectors declined sharply, leading the benchmark to a modest loss for the reporting period overall.

Allocation Strategies Dampened Fund Results

In this environment, overweighted exposure to investment-grade and high yield corporate bonds weighed on the fund’s relative performance in May and June. Results also were hindered by relatively heavy positions in inflation-linked securities in Sweden, Denmark, and the United States, where inflationary pressures remained subdued. Finally, underweighted exposure to Japanese sovereign bonds proved counterproductive in light of the nation’s newly stimulative policies.

The fund achieved better results from its currency strategies, in which we maintained overweighted exposure to a strengthening U.S. dollar and an underweighted position in a depreciating Japanese yen.We also successfully de-emphasized the Swiss franc and New Zealand dollar. Our security selection strategy fared well in Europe, where the fund received especially strong relative results from sovereign bonds in Slovakia, Italy, and Spain.

We successfully employed derivative instruments to implement the fund’s various strategies during the reporting period, including interest rate futures, interest rate swaps, currency forward contracts, and currency options.

A More Cautious Investment Posture

As of midyear, expectations of a less accommodative U.S. monetary policy and disappointing economic data from the emerging markets have raised questions regarding the sustainability of the global recovery. However, we have begun to see some stabilization of U.S. interest rates and higher yielding bond prices, and we remain watchful for opportunities to purchase securities that may be punished too severely if market turbulence continues. Nonetheless, in light of the risks of heightened market volatility, we have established a more cautious investment posture, including a more mild emphasis on corporate-backed securities and other higher yielding market sectors.

July 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity.The fixed income securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives.A small investment in derivatives could have a potentially large impact on the fund’s performance.The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class
I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: FACTSET — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The
Barclays Global Aggregate (Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets.The three major components of this index are the U.S.Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices.The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian
Government securities, and USD investment-grade 144A securities. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Standish Global Fixed Income Fund from January 1, 2013 to June 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2013
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.38	$ 8.00	$ 2.85
Ending value (after expenses)	$ 983.60	$ 980.40	$ 985.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2013
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.46	$ 8.15	$ 2.91
Ending value (after expenses)	$ 1,020.38	$ 1,016.71	$ 1,021.92

† Expenses are equal to the fund’s annualized expense ratio of .89% for Class A, 1.63% for Class C and .58% for Class
I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—93.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Australia—1.2%
Australian Government,
Sr. Unscd. Bonds, Ser. 133	AUD	5.50	4/21/23	2,265,000		2,365,551
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	685,000	[b,c]	685,000
Queensland Treasury,
Gov’t Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	1,660,000		1,524,015
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.04	10/14/14	409,529	[c,d]	409,907
						4,984,473
Austria—.8%
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	450,000	[c]	676,708
Austrian Government,
Sr. Unscd. Notes	EUR	3.15	6/20/44	1,865,000	[c]	2,575,672
						3,252,380
Belgium—.8%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	130,000		301,726
Belgium Government,
Sr. Unscd. Notes, Ser. 65	EUR	4.25	9/28/22	2,190,000		3,272,942
						3,574,668
Brazil—.4%
Brazil Nota do
Tesouro Nacional,
Bonds, Ser. B	BRL	6.00	8/15/14	900,000	[e]	969,727
Odebrecht Finance,
Gtd. Notes	BRL	8.25	4/25/18	1,370,000	[c]	552,396
Tonon Bioenergia,
Sr. Unscd. Notes		9.25	1/24/20	320,000	[c]	299,200
						1,821,323
Canada—4.6%
Barrick Gold,
Sr. Unscd. Notes		3.85	4/1/22	300,000	[b]	252,878
Barrick Gold,
Sr. Unscd. Notes		4.10	5/1/23	155,000	[c]	129,747
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	595,000	[c]	805,456

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada (continued)
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	509,857	[c]	486,345
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	2,345,000	[c]	2,247,806
Canadian Capital Auto
Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	409,593	[c]	389,976
Canadian Government,
Bonds, Ser. VW17	CAD	8.00	6/1/27	2,625,000		4,037,613
CIT Canada Equipment
Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	1,694,907	[c]	1,616,390
CNH Capital Canada
Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	1,802,994	[c]	1,727,133
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	720,615	[c]	686,807
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	1,750,000		1,670,046
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	262,779	[c]	250,276
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	475,000	[c]	455,362
MEG Energy,
Gtd. Notes		6.38	1/30/23	860,000	[c]	838,500
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	1,100,000		1,009,140
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	1,200,000		1,223,471
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	940,000		1,040,945
Videotron,
Gtd. Notes		5.00	7/15/22	865,000		847,700
						19,715,591
Chile—1.5%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	640,000	[c]	596,620

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Chile (continued)
Cencosud,
Gtd. Notes		4.88	1/20/23	700,000	[b,c]	689,704
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	1,485,000,000		2,966,785
Empresa Nacional
de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	800,000	[c]	784,546
SACI Falabella,
Sr. Unscd. Notes		3.75	4/30/23	750,000	[c]	690,000
Telefonica Chile,
Sr. Unscd. Notes		3.88	10/12/22	820,000	[c]	752,924
						6,480,579
China—.2%
Kaisa Group Holdings,
Gtd. Notes		8.88	3/19/18	1,120,000	[c]	1,075,200
Colombia—.3%
Banco de Bogota,
Sub. Notes		5.38	2/19/23	550,000	[c]	539,000
Bancolombia,
Sub. Notes		5.13	9/11/22	695,000	[b]	665,462
						1,204,462
Denmark—1.7%
Danish Government,
Bonds	DKK	0.10	11/15/23	40,455,000	[f]	7,136,832
France—2.3%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	1,500,000	[d]	1,961,947
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	310,000	[d]	405,224
BNP Paribas,
Sr. Unscd. Notes		3.25	3/3/23	2,660,000		2,450,185
Electricite de France,
Sr. Sub. Notes	EUR	5.38	12/29/49	500,000	[d]	666,278
Societe Generale,
Bank Gtd. Notes		2.75	10/12/17	3,760,000	[b]	3,773,333
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	600,000	[b,d]	754,627
						10,011,594

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Germany—4.8%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	1,400,000	[d]	1,989,516
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	850,000	[b,c]	1,153,158
German Government,
Bonds	EUR	2.00	1/4/22	10,580,000		14,365,849
German Government,
Bonds	EUR	3.25	7/4/42	590,000		895,226
Globaldrive,
Ser. 2011-AA, Cl. A	EUR	0.87	4/20/19	562,048	[c,d]	735,965
KFW,
Gov’t Gtd. Bonds		3.50	3/10/14	125,000		127,823
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	500,000	[c]	684,989
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	555,000	[c]	770,633
						20,723,159
Iceland—1.1%
Iceland Government,
Unscd. Notes		4.88	6/16/16	2,760,000	[b]	2,888,163
Iceland Government,
Unscd. Notes		5.88	5/11/22	1,875,000	[b]	1,990,941
						4,879,104
Ireland—1.4%
Ardagh Packaging Finance,
Sr. Scd. Notes		4.88	11/15/22	200,000	[c]	187,500
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	7.38	10/15/17	355,000		486,343
Bank of Ireland,
Gov’t Gtd. Notes	EUR	4.00	1/28/15	3,060,000		4,125,830
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	360,000	[c]	481,787
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	555,000	[c]	777,496
						6,058,956
Italy—9.8%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	915,000	[b]	1,272,882

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Italy (continued)
Enel Finance International,
Gtd. Notes		5.13	10/7/19	155,000	[c]	161,187
Intesa Sanpaolo,
Unscd. Notes		3.88	1/16/18	4,335,000		4,166,780
Italian Government,
Bonds	EUR	3.50	6/1/18	3,920,000		5,114,430
Italian Government,
Bonds	EUR	4.50	5/1/23	3,615,000		4,710,144
Italian Government,
Bonds	EUR	4.75	6/1/17	12,235,000		16,818,228
Italian Government,
Bonds	EUR	4.75	9/1/44	435,000	[c]	539,914
Italian Government,
Bonds	EUR	5.50	9/1/22	1,010,000		1,415,428
Italian Government,
Bonds	EUR	6.50	11/1/27	2,775,000		4,230,082
Telecom Italia,
Sr. Unscd. Notes	EUR	4.00	1/21/20	895,000	[b]	1,134,091
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	1,100,000		1,841,058
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	925,000	[c]	922,687
						42,326,911
Japan—4.8%
Development
Bank of Japan,
Gov’t Gtd. Notes	JPY	1.05	6/20/23	38,000,000	[b]	388,863
Development Bank of Japan,
Gov’t Gtd. Bonds	JPY	1.70	9/20/22	263,000,000	[b]	2,850,914
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	223,000,000	[g]	2,398,323
Japanese Government,
Sr. Unscd. Bonds, Ser. 58	JPY	1.90	9/20/22	527,000,000		5,828,409
Japanese Government,
Sr. Unscd. Bonds, Ser. 288	JPY	1.70	9/20/17	222,400,000		2,379,227
Japanese Government,
Sr. Unscd. Bonds, Ser. 310	JPY	1.00	9/20/20	672,100,000		6,963,547
						20,809,283

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
South Korea—.8%
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	1,780,000		1,727,825
Korea Resources,
Sr. Unscd. Notes		2.13	5/2/18	1,800,000	[c]	1,702,046
						3,429,871
Mexico—.1%
Southern Copper,
Sr. Unscd. Notes		3.50	11/8/22	295,000	[b]	266,233
Netherlands—4.4%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	1,600,000	[c]	1,709,824
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	140,000		199,194
ELM,
Jr. Sub. Notes	EUR	5.25	5/11/49	1,500,000	[d]	1,980,496
Enel Finance International,
Gtd. Notes	EUR	4.88	3/11/20	1,140,000		1,592,424
Heineken,
Sr. Unscd. Notes		0.80	10/1/15	1,250,000	[c]	1,244,265
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,000,000		1,403,839
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	[b,d]	1,036,108
Indo Energy Finance II,
Sr. Scd. Notes		6.38	1/24/23	200,000	[b,c]	175,500
ING Bank,
Covered Notes	EUR	3.63	8/31/21	475,000		690,725
LyondellBasell Industries,
Sr. Unscd. Notes		5.00	4/15/19	625,000		680,918
Rabobank Nederland,
Sr. Unscd. Notes		1.70	3/19/18	2,315,000		2,252,152
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	1,125,000		1,577,421
Rabobank Nederland,
Sub. Notes	EUR	3.75	11/9/20	725,000		962,904

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Netherlands (continued)
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	700,000		974,475
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	700,000		993,625
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	830,000	[c]	863,200
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	570,000	[c]	794,799
						19,131,869
Norway—.8%
DNB Boligkreditt,
Covered Bonds		2.10	10/14/16	795,000	[c]	816,306
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	590,000		832,343
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	5,200,000		943,370
Statoil,
Gtd. Notes		4.25	11/23/41	1,090,000		1,032,797
						3,624,816
Peru—.2%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	130,000	[c]	127,075
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	2,290,000	[c]	857,968
						985,043
Philippines—.1%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	15,000,000		355,979
Poland—.3%
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	1,015,000		1,093,663
Portugal—1.0%
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	3,470,000	[c]	4,207,780

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Russia—.3%
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	23,000,000	[c]	686,719
Vnesheconombank,
Sr. Unscd. Notes	EUR	4.03	2/21/23	650,000	[b]	807,995
						1,494,714
Slovakia—5.3%
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	2,250,000	[b]	3,117,597
Slovakian Government,
Bonds, Ser. 225	EUR	3.00	2/28/23	1,795,000	[b]	2,408,668
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	1,305,000	[b]	1,794,787
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	13,745,000	[c]	14,122,988
Slovakian Government,
Sr. Unscd. Notes, Ser. 214	EUR	4.00	4/27/20	220,000	[b]	322,328
Slovakian Government,
Sr. Unscd. Notes, Ser. 216	EUR	4.35	10/14/25	600,000		875,172
						22,641,540
Spain—4.2%
Banco Bilbao
Vizcaya Argentaria,
Covered Notes	EUR	3.88	1/30/23	500,000		662,095
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	2,300,000		3,171,438
BBVA US Senior,
Bank Gtd. Notes		4.66	10/9/15	875,000		901,841
Gas Natural Capital Markets,
Gtd. Notes	EUR	6.00	1/27/20	1,700,000		2,527,852
Gestamp Funding,
Sr. Scd. Notes	EUR	5.88	5/31/20	575,000	[c]	718,656
Iberdrola Finanzas,
Gtd. Notes	EUR	3.50	10/13/16	1,700,000		2,320,788
Santander International Debt,
Bank Gtd. Notes	EUR	4.00	3/27/17	2,300,000	[b]	3,067,934
Telefonica Emisiones,
Gtd. Notes	EUR	3.96	3/26/21	500,000		646,180
Telefonica Emisiones,
Gtd. Notes		5.46	2/16/21	910,000		940,434

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Spain (continued)
Telefonica Emisiones,
Gtd. Notes	GBP	5.38	2/2/18	1,840,000		2,954,872
						17,912,090
Supranational—1.1%
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	920,000		975,813
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	725,000	[c]	684,400
European Investment Bank,
Sr. Unscd. Notes	JPY	1.90	1/26/26	58,000,000		631,184
International Bank for
Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	2,800,000		2,534,473
						4,825,870
Sweden—3.8%
Nordea Bank,
Sr. Unscd. Notes		2.13	1/14/14	795,000	[c]	802,252
Swedish Government,
Bonds, Ser. 3108	SEK	0.25	6/1/22	105,985,000	[h]	15,402,997
						16,205,249
Switzerland—.4%
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	1,300,000		1,763,758
Thailand—.2%
Bangkok Bank,
Sr. Unscd. Notes		2.75	3/27/18	830,000	[c]	819,180
United Kingdom—9.3%
Abbey National
Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	1,150,000		1,622,243
ArcelorMittal,
Sr. Unscd. Notes	EUR	4.63	11/17/17	350,000	[b,d]	480,171
ArcelorMittal,
Sr. Unscd. Notes		6.25	2/25/22	2,170,000	[b,d]	2,235,100
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	790,000		1,049,111
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	375,000		384,324

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	628,562		958,237
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	1,965,000		1,965,460
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.92	2/15/17	1,720,000	[c,d]	2,257,535
HSBC Bank,
Sr. Unscd. Notes	EUR	3.88	10/24/18	1,000,000		1,448,392
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	650,000		977,548
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	650,000	[c]	693,875
Lloyds TSB Bank,
Bank Gtd. Notes		6.50	9/14/20	1,115,000	[c]	1,190,433
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	900,000		1,226,974
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	400,000		596,223
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	4.63	2/2/17	1,650,000		2,364,041
Lloyds TSB Bank,
Sr. Unscd. Notes	EUR	5.38	9/3/19	450,000	[b]	685,814
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.47	9/15/39	1,786,812	[c,d]	1,566,578
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	545,000		744,239
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	1,000,000		1,479,296
Royal Bank of Scotland,
Gtd. Notes		5.63	8/24/20	405,000		439,924
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	4.75	5/18/16	150,000		211,812
Royal Bank of Scotland,
Sr. Unscd. Notes	EUR	5.75	5/21/14	205,000		278,813
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	770,000	[d]	853,056
United Kingdom Gilt,
Bonds	GBP	1.75	9/7/22	4,165,000		5,978,145

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United Kingdom (continued)
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	2,170,000		3,744,715
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	1,620,000		2,792,265
United Kingdom Gilt,
Bonds	GBP	4.75	12/7/30	165,000		305,171
United Kingdom Gilt,
Bonds	GBP	5.00	3/7/18	205,000		364,733
Vedanta Resources,
Sr. Notes		6.00	1/31/19	1,155,000	[c]	1,103,025
						39,997,253
United States—25.3%
AbbVie,
Gtd. Notes		1.75	11/6/17	400,000	[c]	392,294
Allstate,
Sr. Unscd. Notes		3.15	6/15/23	1,520,000		1,478,930
Ally Financial,
Gtd. Notes		4.50	2/11/14	270,000		272,970
Ally Financial,
Gtd. Notes		5.50	2/15/17	1,200,000		1,258,895
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	825,000		880,982
Arl First,
Ser. 2012-1A, Cl. A1		1.94	12/15/42	924,615	[c,d]	924,615
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	1,495,000		1,567,119
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	365,000		512,966
Capital Auto Receivables
Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	415,000		399,176
Capital One Financial,
Sr. Unscd. Notes		1.00	11/6/15	1,380,000		1,362,068
Carrington Mortgage
Loan Trust,
Ser. 2006-RFC1, Cl. A3		0.34	5/25/36	991,889	[d]	914,647
CF Industries,
Gtd. Notes		3.45	6/1/23	765,000		736,700

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
CIT Group,
Sr. Unscd. Notes	4.25	8/15/17	665,000		670,819
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	755,000		774,819
Citigroup,
Sr. Unscd. Notes	2.65	3/2/15	1,545,000		1,575,684
Citigroup,
Sub. Notes	4.05	7/30/22	1,165,000		1,121,784
Citigroup Commercial Mortgage
Trust, Ser. 2013-375P, Cl. E	3.63	5/11/35	1,215,000	[d]	920,072
Comcast,
Gtd. Notes	5.90	3/15/16	200,000		225,299
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-CR6, Cl. B	3.40	3/10/46	530,000	[c]	478,268
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[c]	1,189,609
Commercial Mortgage
Pass Through Certificates,
Ser. 2013-CR6, Cl. C	3.78	3/10/46	370,000	[c,d]	334,196
DaVita HealthCare Partners,
Gtd. Notes	5.75	8/15/22	170,000		170,425
EQT,
Sr. Unscd. Notes	8.13	6/1/19	135,000		164,785
Exelon Generation,
Sr. Unscd. Notes	4.25	6/15/22	2,500,000		2,504,895
Express Scripts Holding,
Gtd. Notes	2.10	2/12/15	785,000		798,649
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	1,620,000		1,624,915
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,000,000		1,031,128
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	3.55	3/1/22	425,000		386,756
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	5.45	3/15/43	1,465,000	[c]	1,296,349
General Electric Capital,
Sub. Notes	5.30	2/11/21	450,000		494,416

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
General Motor Financial,
Sr. Unscd. Notes		2.75	5/15/16	795,000	[c]	783,572
General Motor Financial,
Sr. Unscd. Notes		3.25	5/15/18	190,000	[c]	185,250
Hawk Acquisition,
Scd. Notes		4.25	10/15/20	2,350,000	[c]	2,253,063
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	975,000	[c]	1,090,135
HSBC USA,
Sr. Unscd. Notes		2.38	2/13/15	1,200,000		1,226,743
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	695,000	[c]	720,637
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.50	1/24/22	650,000		681,838
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	1,350,000	[d]	1,824,400
JPMorgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. AS		3.22	4/15/46	930,000		867,481
JPMorgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. B		3.50	4/15/46	1,775,000		1,608,799
Keycorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		0.99	11/25/36	710,000	[d]	622,543
Lamar Media,
Gtd. Notes		5.88	2/1/22	505,000		521,413
Long Beach
Mortgage Loan Trust,
Ser. 2004-1, Cl. M2		1.02	2/25/34	849,387	[d]	820,296
Lynx I,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,175,000	[c]	1,780,943
MetLife Institutional Funding II,
Scd. Notes		1.18	4/4/14	1,075,000	[c,d]	1,081,923
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	1,160,000	[c]	1,125,850
Metropolitan Life Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	265,000	[c]	269,232
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	785,000	[b]	856,631

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Morgan Stanley,
Sub. Notes	4.10	5/22/23	1,240,000		1,147,937
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C7, Cl. B	3.77	2/15/46	505,000		470,538
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. B	3.81	12/15/48	460,000	[d]	425,340
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C8, Cl. C	4.31	12/15/48	390,000	[d]	363,855
PepsiCo,
Sr. Unscd. Notes	0.80	8/25/14	950,000		953,061
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	125,000		144,259
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	135,000		141,125
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	300,000		336,806
Puget Energy,
Sr. Scd. Notes	6.00	9/1/21	270,000		290,640
Santander Drive Auto
Receivables Trust,
Ser. 2013-3, Cl. D	2.42	4/15/19	2,900,000		2,805,472
Santander Drive Auto
Receivables Trust,
Ser. 2012-1, Cl. B	2.72	5/15/16	535,000		544,787
Sealed Air,
Gtd. Notes	6.50	12/1/20	350,000	[c]	371,000
SLM,
Sr. Unscd. Notes	7.25	1/25/22	1,060,000		1,118,300
SLM Private Education Loan Trust,
Ser. 2011-B, Cl. A1	1.04	12/16/24	665,246	[c,d]	666,414
Springleaf Funding Trust,
Ser. 2013-AA, Cl. A	2.58	9/15/21	2,015,000	[c]	1,996,663
Staples,
Sr. Unscd. Notes	4.38	1/12/23	2,105,000	[b]	2,044,551
Structured Asset
Securities Corp.
Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4	0.35	4/25/36	1,060,283	[d]	969,056

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Structured Asset
Securities Corp. Mortgage
Pass-through Certificates,
Ser. 2004-11XS, Cl. 1A5A		6.25	6/25/34	895,000	[d]	907,248
U.S. Treasury Bonds		3.00	5/15/42	9,455,000	[b]	8,621,041
U.S. Treasury Inflation
Protected Securities		1.38	7/15/18	7,974,694	[i]	8,717,026
U.S. Treasury Inflation
Protected Securities		2.63	7/15/17	9,727,827	[i]	11,043,360
U.S. Treasury Notes		0.25	5/15/16	5,025,000	[b]	4,972,001
U.S. Treasury Notes		0.88	1/31/18	4,435,000		4,356,523
U.S. Treasury Notes		1.25	1/31/19	2,480,000		2,440,670
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. B		3.65	3/10/46	475,000	[c,d]	437,864
UBS-Barclays Commercial
Mortgage Trust,
Ser. 2013-C5, Cl. C		4.10	3/10/46	370,000	[c,d]	344,510
Unit,
Gtd. Notes		6.63	5/15/21	860,000		881,500
Ventas Realty,
Gtd. Notes		4.25	3/1/22	355,000		358,672
Wachovia Bank Commercial
Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	1,060,000	[d]	928,098
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	1,330,000		1,379,241
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR4, Cl. 2A1		2.73	4/25/35	1,456,186	[d]	1,445,901
WFRBS Commercial
Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	385,000	[d]	361,291
WFRBS Commercial
Mortgage Trust,
Ser. 2013-C11, Cl. C		4.27	3/15/45	405,000	[d]	378,144
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	285,000		405,614
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	550,000	[c]	564,611

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States (continued)
Xerox,
Sr. Unscd. Notes	1.09	5/16/14	315,000	[d]	314,844
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs	6.50	5/9/37	1,000,000	[c,d]	1,072,500
					109,505,442
Total Bonds And Notes
(cost $407,462,999)					402,314,865

	Face Amount
	Covered by
Options Purchased—.5%	Contracts ($)		Value ($)
Call Options—.0%
Euro,
October 2013 @ $1.30	9,400,000	[j]	196,206
Euro,
November 2013 @ $1.29	9,800,000	[j]	209,918
Swiss Franc,
December 2013 @ $0.95	9,770,000	[j]	225,560
			631,684
Put Options—.5%
3-Month USD LIBOR-BBA,
March 2023 @ $4.50	22,430,000	[j]	1,442,599
Total Options Purchased
(cost $2,380,021)			2,074,283
	Principal
Short-Term Investments—1.6%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 7/25/13
(cost $7,029,755)	7,030,000	[k]	7,029,930
Other Investment—3.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus
Money Market Fund
(cost $16,651,718)	16,651,718	[l]	16,651,718

Investment of Cash Collateral
for Securities Loaned—7.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $34,256,067)	34,256,067 [l]	34,256,067
Total Investments (cost $467,780,560)	107.2%	462,326,863
Liabilities, Less Cash and Receivables	(7.2%)	(31,238,152)
Net Assets	100.0%	431,088,711

BBA—British Bankers Association LIBOR—London Interbank Offered Rate USD—U.S. Dollar

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
DKK—Danish Krone
EUR—Euro
GBP—British Pound
JPY—JapaneseYen
NOK—Norwegian Krone
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
RUB—Russian Ruble
SEK—Swedish Krona
b Security, or portion thereof, on loan.At June 30, 2013, the value of the fund’s securities on loan was $39,186,326 and the value of the collateral held by the fund was $40,893,815, consisting of cash collateral of $34,256,067 and
U.S. Government & Agency securities valued at $6,637,748.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2013, these securities were valued at $82,879,893 or 19.2% of net assets.
d Variable rate security—interest rate subject to periodic change.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Danish Consumer Price Index.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Swedish Consumer Price Index.
i Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j Non-income producing security.
k Held by or on behalf of a counterparty for open financial futures contracts, options, forward foreign currency exchange contracts and swaps.
l Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Foreign/Governmental	39.2	Asset-Backed	5.7
Corporate Bonds	36.1	Commercial Mortgage-Backed	2.1
Short-Term/Money Market		Residential Mortgage-Backed	.9
Investments	13.4	Options Purchased	.5
U.S. Government	9.3		107.2

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

June 30, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2013 ($)
Financial Futures Long
Australian 3 Year Bonds	355	35,455,822	September 2013	65,447
Euro-Bobl	3	488,897	September 2013	(4,181)
U.S. Treasury Long Bonds	75	10,188,281	September 2013	(249,808)
Financial Futures Short
Euro-Bund	155	(28,552,313)	September 2013	251,491
Euro-Schatz	68	(9,768,151)	September 2013	14,095
Japanese 10 Year Bonds	3	(4,316,394)	September 2013	(20,918)
U.S. Treasury 10 Year Notes	199	(25,185,938)	September 2013	(143,154)
Gross Unrealized Appreciation				331,033
Gross Unrealized Depreciation				(418,061)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

June 30, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Options
3-Month USD LIBOR-BBA,
March 2015 @ $3.75
(premiums received $690,283)	22,430,000	[a]	(1,179,217)

BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
a Non-income producing security.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $39,186,326)—Note 1(c):
Unaffiliated issuers		416,872,775	411,419,078
Affiliated issuers		50,907,785	50,907,785
Cash			1,584,195
Cash denominated in foreign currencies		5,007,966	4,935,685
Receivable for investment securities sold			24,519,768
Dividends, interest and securities lending income receivable			3,948,834
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			2,475,476
Receivable for shares of Beneficial Interest subscribed			2,096,214
Unrealized appreciation on swap agreements—Note 4			1,125,816
Receivable for futures variation margin—Note 4			78,633
Prepaid expenses			40,173
			503,131,657
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(d)			235,577
Due to Administrator—Note 3(a)			15,921
Liability for securities on loan—Note 1(c)			34,256,067
Payable for investment securities purchased			33,164,364
Payable for shares of Beneficial Interest redeemed			2,212,360
Outstanding options written, at value (premiums received
$690,283)—See Statement of Options Written—Note 4			1,179,217
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4			676,461
Unrealized depreciation on swap agreements—Note 4			194,105
Accrued expenses			108,874
			72,042,946
Net Assets ($)			431,088,711
Composition of Net Assets ($):
Paid-in capital			428,882,294
Accumulated distributions in excess of investment income—net			(2,215,513)
Accumulated net realized gain (loss) on investments			7,826,197
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
[including ($87,028) net unrealized (depreciation) on financial futures]			(3,404,267)
Net Assets ($)			431,088,711

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	101,727,567	21,481,222	307,879,922
Shares Outstanding	4,799,620	1,017,144	14,505,472
Net Asset Value Per Share ($)	21.19	21.12	21.23

The Fund 25

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

Investment Income ($):
Income:
Interest	6,536,499
Income from securities lending—Note 1(c)	51,409
Dividends;
Affiliated issuers	4,767
Total Income	6,592,675
Expenses:
Investment advisory fee—Note 3(a)	870,103
Shareholder servicing costs—Note 3(d)	254,456
Administration fee—Note 3(a)	95,526
Distribution fees—Note 3(c)	72,681
Custodian fees—Note 3(d)	50,410
Professional fees	33,797
Registration fees	30,920
Prospectus and shareholders’ reports	21,011
Trustees’ fees and expenses—Note 3(e)	14,020
Administrative service fees—Note 3(b)	6,116
Loan commitment fees—Note 2	1,808
Miscellaneous	54,083
Total Expenses	1,504,931
Less—reduction in fees due to earnings credits—Note 3(d)	(67)
Net Expenses	1,504,864
Investment Income—Net	5,087,811
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,527,616)
Net realized gain (loss) on options transactions	(143,152)
Net realized gain (loss) on financial futures	58,404
Net realized gain (loss) on swap transactions	(249,831)
Net realized gain (loss) on forward foreign currency exchange contracts	12,287,454
Net Realized Gain (Loss)	7,425,259
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(22,199,599)
Net unrealized appreciation (depreciation) on options transactions	(715,351)
Net unrealized appreciation (depreciation) on financial futures	118,040
Net unrealized appreciation (depreciation) on swap transactions	562,674
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	927,191
Net Unrealized Appreciation (Depreciation)	(21,307,045)
Net Realized and Unrealized Gain (Loss) on Investments	(13,881,786)
Net (Decrease) in Net Assets Resulting from Operations	(8,793,975)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Operations ($):
Investment income—net	5,087,811	5,259,283
Net realized gain (loss) on investments	7,425,259	8,961,235
Net unrealized appreciation
(depreciation) on investments	(21,307,045)	7,826,210
Net Increase (Decrease) in Net Assets
Resulting from Operations	(8,793,975)	22,046,728
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,140,038)	(1,184,277)
Class C Shares	(166,605)	(158,879)
Class I Shares	(4,308,586)	(3,623,174)
Net realized gain on investments:
Class A Shares	(97,509)	(1,561,860)
Class C Shares	(20,733)	(343,963)
Class I Shares	(370,468)	(4,134,508)
Total Dividends	(6,103,939)	(11,006,661)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	48,320,585	40,020,503
Class C Shares	8,174,668	6,674,327
Class I Shares	109,453,455	76,140,895
Net assets received in connection
with reorganization—Note 1	101,889,154	—
Dividends reinvested:
Class A Shares	1,225,794	2,722,931
Class C Shares	188,071	496,249
Class I Shares	4,554,322	7,235,059
Cost of shares redeemed:
Class A Shares	(20,504,158)	(18,231,493)
Class C Shares	(2,832,428)	(1,926,424)
Class I Shares	(97,623,158)	(30,846,236)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	152,846,305	82,285,811
Total Increase (Decrease) in Net Assets	137,948,391	93,325,878
Net Assets ($):
Beginning of Period	293,140,320	199,814,442
End of Period	431,088,711	293,140,320
Distributions in excess of
investment income—net	(2,215,513)	(1,688,095)

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
Capital Share Transactions:
Class Aa
Shares sold	2,207,323	1,856,321
Shares issued for dividends reinvested	57,013	124,983
Shares redeemed	(940,172)	(844,462)
Net Increase (Decrease) in Shares Outstanding	1,324,164	1,136,842
Class Ca
Shares sold	374,292	309,946
Shares issued for dividends reinvested	8,778	22,815
Shares redeemed	(129,993)	(89,826)
Net Increase (Decrease) in Shares Outstanding	253,077	242,935
Class I
Shares sold	4,993,112	3,509,137
Shares issued in connection
with reorganization—Note 1	4,652,940	—
Shares issued for dividends reinvested	211,216	331,676
Shares redeemed	(4,536,116)	(1,422,591)
Net Increase (Decrease) in Shares Outstanding	5,321,152	2,418,222

a	During the period ended June 30, 2013, 17,876 Class C shares representing $394,170 were exchanged for
17,804 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2013			Year Ended December 31,
Class A Shares	(Unaudited)	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	21.82	20.74	20.84	20.73	20.92
Investment Operations:
Investment income—net[b]	.23	.43	.48	.59	.08
Net realized and unrealized
gain (loss) on investments	(.59)	1.48	.21	.60	(.07)
Total from Investment Operations	(.36)	1.91	.69	1.19	.01
Distributions:
Dividends from
investment income—net	(.25)	(.37)	(.79)	(1.08)	(.20)
Dividends from net realized
gain on investments	(.02)	(.46)	(.00)[c]	—	—
Total Distributions	(.27)	(.83)	(.79)	(1.08)	(.20)
Net asset value, end of period	21.19	21.82	20.74	20.84	20.73
Total Return (%)[d]	(1.64)[e]	9.26	3.36	5.77	.03	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89 [f]	.93	1.00	1.08	.98	[f]
Ratio of net expenses
to average net assets	.89 [f]	.93	.98	.90	.90	[f]
Ratio of net investment income
to average net assets	2.13 [f]	1.99	2.26	2.86	4.40	[f]
Portfolio Turnover Rate	103.36 [e]	245.46 [g]	267.08 [g]	210.75 [g]	131.97	[g]
Net Assets, end of period
($ x 1,000)	101,728	75,834	48,509	29,900	10

a From December 2, 2009 (commencement of initial offering) to December 31, 2009.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010 and 2009 were 197.97%, 247.48%, 206.04% and 111.36%, respectively.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2013			Year Ended December 31,
Class C Shares	(Unaudited)	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	21.74	20.68	20.79	20.73	20.92
Investment Operations:
Investment income—net[b]	.15	.27	.31	.42	.06
Net realized and unrealized gain
(loss) on investments	(.58)	1.47	.23	.60	(.07)
Total from Investment Operations	(.43)	1.74	.54	1.02	(.01)
Distributions:
Dividends from
investment income—net	(.17)	(.22)	(.65)	(.96)	(.18)
Dividends from net realized
gain on investments	(.02)	(.46)	(.00)[c]	—	—
Total Distributions	(.19)	(.68)	(.65)	(.96)	(.18)
Net asset value, end of period	21.12	21.74	20.68	20.79	20.73
Total Return (%)[d]	(1.96)[e]	8.42	2.56	5.01	(.03)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63 [f]	1.68	1.76	1.87	1.73	[f]
Ratio of net expenses
to average net assets	1.63 [f]	1.68	1.73	1.65	1.65	[f]
Ratio of net investment income
to average net assets	1.39 [f]	1.24	1.47	2.12	3.65	[f]
Portfolio Turnover Rate	103.36 [e]	245.46 [g]	267.08 [g]	210.75 [g]	131.97	[g]
Net Assets, end of period
($ x 1,000)	21,481	16,613	10,778	5,181	10

a From December 2, 2009 (commencement of initial offering) to December 31, 2009.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
g The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010 and 2009 were 197.97%, 247.48%, 206.04% and 111.36%, respectively.

See notes to financial statements.

Six Months Ended
June 30, 2013			Year Ended December 31,
Class I Shares	(Unaudited)	2012	2011	2010	2009 [a]	2008
Per Share Data ($):
Net asset value,
beginning of period	21.85	20.77	20.86	20.72	18.53	18.73
Investment Operations:
Investment income—net[b]	.27	.50	.54	.75	.91	.86
Net realized and unrealized
gain (loss) on investments	(.58)	1.47	.23	.49	1.90	.53
Total from Investment Operations	(.31)	1.97	.77	1.24	2.81	1.39
Distributions:
Dividends from
investment income—net	(.29)	(.43)	(.86)	(1.10)	(.62)	(1.59)
Dividends from net realized
gain on investments	(.02)	(.46)	(.00)[c]	—	—	—
Total Distributions	(.31)	(.89)	(.86)	(1.10)	(.62)	(1.59)
Net asset value, end of period	21.23	21.85	20.77	20.86	20.72	18.53
Total Return (%)	(1.49)[d]	9.55	3.72	6.02	15.48	7.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58 [e]	.63	.67	.78	.92	1.02
Ratio of net expenses
to average net assets	.58 [e]	.63	.66	.65	.65	.65
Ratio of net investment income
to average net assets	2.45 [e]	2.29	2.58	3.50	4.62	4.52
Portfolio Turnover Rate	103.36[d] 245.46[f] 267.08[f] 210.75[f] 131.97[f]					190 [f]
Net Assets, end of period
($ x 1,000)	307,880	200,694	140,527	95,681	72,910	43,409

a The fund commenced offering three classes of shares on December 2, 2009. Effective September 1, 2009, the existing shares were redesignated as Class I shares.
b Based on average shares outstanding at each month end.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.
f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2012,
2011, 2010, 2009 and 2008 were 197.97%, 247.48%, 206.04%, 111.36% and 116%, respectively.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Standish Global Fixed Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company offering seven series, including the fund. The fund’s investment objective seeks to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on January 25, 2013, pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees (the“Board”), all of the assets, subject to the liabilities, of Dreyfus Investment Funds—Dreyfus/Standish International Fixed Income Fund (“International Fixed Income”) were transferred to the fund in exchange for shares of Beneficial Interest of the fund’s Class I shares of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of International Fixed Income received Class I shares of the fund in an amount equal to the aggregate net asset value of their investment in International Fixed Income at the time of the exchange.The exchange ratio was as follows for Class I—.9224 to 1.The net asset value of the fund’s Class I shares on the close of business January 25, 2013, after the reorganization was $21.90 for Class I shares, and a total of 4,652,940 Class I shares were issued to shareholders of International Fixed Income in the exchange.

The net unrealized depreciation on investments and net assets prior to the acquisition as of the merger date for International Fixed Income and the fund, were as follows:

	Unrealized
	Depreciation ($)	Net Assets ($)
International Fixed Income	(6,249,038)	101,889,154
Dreyfus/Standish Global Fixed
Income Fund	(7,718,358)	308,236,927
Total	(13,967,396)	410,126,081

Assuming the merger had been completed on January 1, 2013, the fund’s pro forma results in the Statement of Operations during the period ended June 30, 2013 were as follows:

Net investment income (loss)	$ 5,308,134[1]
Net realized and unrealized gain
(loss) on investments	$ (13,756,654)[2]
Net increase (decrease) in net assets
resulting from operations	$ (8,448,520)

1	$5,087,811 as reported in the Statement of Operations plus $220,323 International Fixed
Income pre-merger.
2	($13,881,786) as reported in the Statement of Operations plus $125,132 International Fixed
Income pre-merger.

Because the combined funds have been managed as a single integrated fund since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of International Fixed Income that have been included in the fund’s Statement of Operations since December 31, 2012.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sale charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

On April 24-25, 2013, the Board authorized the fund to offer ClassY shares, as a new class of shares, to certain investors, including certain institutional investors. Effective July 1, 2013, ClassY shares are offered at net asset value and are not subject to certain fees, including Distribution Plan and Shareholder Services Plan fees.

TheTrust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. These securities are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	24,555,454	—	24,555,454
Commercial
Mortgage-Backed	—	9,108,065	—	9,108,065
Corporate Bonds†	—	155,395,750	—	155,395,750
Foreign Government	—	169,185,248	—	169,185,248
Mutual Funds	50,907,785	—	—	50,907,785
Residential
Mortgage-Backed	—	3,919,727	—	3,919,727
U.S. Treasury	—	47,180,551	—	47,180,551
Other Financial
Instruments:
Financial Futures††	331,033	—	—	331,033
Forward Foreign
Currency Exchange
Contracts††	—	2,475,476	—	2,475,476
Options Purchased	—	2,074,283	—	2,074,283
Swaps††	—	1,125,816	—	1,125,816
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(418,061)	—	—	(418,061)
Forward Foreign
Currency Exchange
Contracts††	—	(676,461)	—	(676,461)
Options Written	—	(1,179,217)	—	(1,179,217)
Swaps††	—	(194,105)	—	(194,105)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is sub-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

rogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2013, The Bank of New York Mellon earned $27,682 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2012 ($)	Purchases ($)	Sales ($)	6/30/2013 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	2,573,602	222,481,707	208,403,591	16,651,718	3.9
Dreyfus
Institutional
Cash
Advantage
Fund	8,649,087	127,365,963	101,758,983	34,256,067	7.9
Total	11,222,689	349,847,670	310,162,574	50,907,785	11.8

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry or country.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2012 was as follows: ordinary income $10,547,494 and long-term capital gains $459,167.The tax character of current year distributions will be determined at the end of current fiscal year.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.

The fund has an Accounting and Administration Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative and accounting services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities and equipment.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $95,526 during the period ended June 30, 2013.

During the period ended June 30, 2013, the Distributor retained $3,799 from commissions earned on sales of the fund’s Class A shares and $908 from CDSCs on redemptions of the fund’s Class C shares.

(b)The fund pays administrative service fees for Class I shares.These fees are paid to affiliated or unaffiliated retirement plans, omnibus accounts and platform administrators and other entities (“Plan Administrators”) that provide record keeping and/or other administrative support services to accounts, retirement plans and their participants.As compensation for such services, Class I shares pay each Plan Administrator an administrative service fee in an amount of up to .15% (on an annualized basis) of the average daily net assets attributable to Class I shares that are held in accounts serviced by such Plan Administrators. During the period ended June 30, 2013, Class I shares were charged $6,116 for administrative service fees. The fund’s adviser or its affiliates may pay additional compensation from their own resources to Plan Administrators and other entities for administrative services, as well as for marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the fund or cooperate with the Distributor’s promotional efforts.

(c) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended June 30, 2013, Class C shares were charged $72,681 pursuant to the Distribution Plan.

(d) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2013, Class A and Class C shares were charged $112,911 and $24,227, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $15,409 for transfer agency services and $467 for cash management services. Cash management fees were partially offset by earnings credits of $67. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2013, the fund was charged $50,410 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2013, the fund was charged $261 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2013, the fund was charged $4,630 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $156,565, Distribution Plan fee $13,336, Shareholder Services Plan fees $25,393, custodian fees $28,030, Chief Compliance Officer fees $4,630 and transfer agency fees $7,623.

(e) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, forward contracts, options transactions and swap transactions, during the period ended June 30, 2013, amounted to $476,525,895 and $417,726,815, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2013 is discussed below.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair value of derivative instruments as of June 30, 2013 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk[1,2,3]	2,899,448	Interest rate risk[1,4,5]	(1,791,383)
Foreign exchange risk[2,6]	3,107,160	Foreign exchange risk[7]	(676,461)
Gross fair value of
derivatives contracts	6,006,608		(2,467,844)

Statement of Assets and Liabilities location:

1	Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
3	Unrealized appreciation on swap contracts.
4	Outstanding options written, at value.
5	Unrealized depreciation on swap contracts.
6	Unrealized appreciation on forward foreign currency exchange contracts.
7	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2013 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
	Financial	Options	Forward	Swap
Underlying risk	Futures[8]	Transactions[9]	Contracts[10]	Transactions[11]	Total
Interest rate	58,404	(111,102)	—	(102,442)	(155,140)
Foreign
exchange	—	(32,050)	12,287,454	—	12,255,404
Credit	—	—	—	(147,389)	(147,389)
Total	58,404	(143,152)	12,287,454	(249,831)	11,952,875

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)

	Financial	Options	Forward	Swap
Underlying risk	Futures[12]	Transactions[13]	Contracts[14]	Transactions[15]	Total
Interest rate	118,040	(625,851)	—	521,802	13,991
Foreign
exchange	—	(89,500)	927,191	—	837,691
Credit	—	—	—	40,872	40,872
Total	118,040	(715,351)	927,191	562,674	892,554

Statement of Operations location:

8	Net realized gain (loss) on financial futures.
9	Net realized gain (loss) on options transactions.
[10] Net realized gain (loss) on forward foreign currency exchange contracts.
[11] Net realized gain (loss) on swap transactions.
[12] Net unrealized appreciation (depreciation) on financial futures.
[13] Net unrealized appreciation (depreciation) on options transactions.
[14] Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[15] Net unrealized appreciation (depreciation) on swap transactions.

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

At June 30, 2013 derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Options	2,074,283	(1,179,217)
Forward contracts	2,475,476	(676,461)
Swaps	1,125,816	(194,105)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	5,675,575	(2,049,783)
Derivatives not subject to
MNA or similar agreements	3,632,268	(6,476)
Total gross amount of assets
and liabilities subject to MNA
or similar agreements	2,043,307	(2,043,307)

The following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged as of June 30, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA†
Net
	Gross Amount		Amounts
	of Assets in	Financial	of Assets
	the Statement	Instruments	Presented
	of Assets and	and	in the
	Liabilities	Derivatives	Statement of	Securities	Cash
	by the	Available	Assets and	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	for Offset ($)	Liabilities	Received ($)[2]	Received ($)[2]	Exposure ($)
Bank of
America	33,156	—	33,156	—	—	33,156
Barclays Bank	271,369	(145,924)	125,445	—	—	125,445
Citibank	331,871	(146,283)	185,588	—	—	185,588

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA†
			Net
	Gross Amount		Amounts
	of Assets in	Financial	of Assets
	the Statement	Instruments	Presented
	of Assets and	and	in the
	Liabilities	Derivatives	Statement of	Securities	Cash
	by the	Available	Assets and	Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	for Offset ($)	Liabilities ($)	Received ($)[2]	Received ($)[2]	Exposure ($)
Commonwealth
Bank of
Australia	230,041	—	230,041	—	—	230,041
Credit Suisse	294,125	—	294,125	—	—	294,125
Deutsche Bank	1,850,730	(1,180,573)	670,157	—	—	670,157
Goldman Sachs
International	520,422	(147,921)	372,501	—	(372,501)	—
JP Morgan
Chase Bank	1,237,574	(236,224)	1,001,350	—	(1,001,350)	—
Morgan Stanley
Capital
Services	401,738	(163,713)	238,025	—	—	238,025
Royal Bank of
Scotland	132,404	—	132,404	—	—	132,404
UBS	372,145	(22,669)	349,476	(349,476)	—	—
Total	5,675,575	(2,043,307) 3,632,268		(349,476) (1,373,851) 1,908,941

			Net
	Gross Amount		Amounts
	of Liabilities in	Financial	of Liabilties
	the Statement Instruments		Presented
	of Assets and	and	in the
	Liabilities	Derivatives	Statement of	Securities	Cash
	by the	Available Assets and		Collateral	Collateral	Net Credit
Counterparty	Counterparty ($)[1]	for Offset ($)	Liabilities ($)	Pledged ($)[2]	Pledged ($)[2] Exposure ($)
Barclays Bank	(145,924)	145,924	—	—	—	—
Citibank	(146,283)	146,283	—	—	—	—
Credit Suisse	(6,476)	—	(6,476)	6,476	—	—
Deutsche Bank	(1,180,573)	1,180,573	—	—	—	—
Goldman Sachs
International	(147,921)	147,921	—	—	—	—
JP Morgan
Chase Bank	(236,224)	236,224	—	—	—	—
Morgan Stanley
Capital Services (163,713)		163,713	—	—	—	—
UBS	(22,669)	22,669	—	—	—	—
Total	(2,049,783)	2,043,307	(6,476)	6,476	—	—

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2	In some instances the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2013 are set forth in the Statement of Financial Futures.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in interest rates and foreign currencies or as a substitute for an investment. The fund is subject to market risk, interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the under-

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction:

The following summarizes the fund’s call/put options written during the period ended June 30, 2013:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
December 31, 2012	—	—
Contracts written	42,930,000	903,483
Contracts terminated;
Contracts closed	20,500,000	213,200	194,478	18,722
Contracts outstanding
June 30, 2013	22,430,000	690,283

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. The following summarizes open forward contracts at June 30, 2013:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Brazilian Real,
Expiring:
7/2/2013[a]	4,685,000	2,103,727	2,097,585	(6,142)
7/2/2013[b]	5,345,000	2,541,003	2,393,082	(147,921)
British Pound,
Expiring
7/1/2013[c]	1,290,336	1,963,904	1,962,548	(1,356)
Norwegian Krone,
Expiring:
7/31/2013[d]	48,750,000	7,941,421	8,016,161	74,740
7/31/2013[e]	29,000,000	4,709,704	4,768,588	58,884

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases (continued):
Polish Zloty,
Expiring
7/31/2013[f]	32,025,000	9,735,463	9,617,536	(117,927)
South African Rand,
Expiring
7/31/2013[b]	455,000	45,266	45,801	535
Turkish Lira,
Expiring
7/31/2013[g]	105,000	54,108	54,155	47
Sales:		Proceeds ($)
Australian Dollar,
Expiring
7/31/2013[b]	11,695,000	10,791,764	10,668,825	122,939
Brazilian Real,
Expiring:
7/2/2013[d]	5,770,000	2,706,107	2,583,365	122,742
7/2/2013[e]	4,260,000	1,992,190	1,907,302	84,888
8/2/2013[a]	4,685,000	2,091,144	2,083,040	8,104
British Pound,
Expiring:
7/1/2013[h]	1,235,762	1,879,965	1,879,543	422
7/2/2013[h]	1,292,835	1,966,790	1,966,349	441
7/31/2013[c]	5,220,000	8,028,939	7,937,546	91,393
7/31/2013[f]	5,935,000	9,152,838	9,024,776	128,062
7/31/2013[h]	3,490,000	5,380,254	5,306,903	73,351
Canadian Dollar,
Expiring
7/31/2013[h]	23,150,000	21,987,729	21,994,205	(6,476)
Chilean Peso,
Expiring
7/31/2013[f]	1,648,830,000	3,198,196	3,226,193	(27,997)
Czech Koruna,
Expiring
7/31/2013[c]	195,485,000	9,924,255	9,782,728	141,527
Danish Krone,
Expiring
7/31/2013[b]	43,190,000	7,592,057	7,540,015	52,042
Euro,
Expiring:
7/31/2013[b]	16,925,000	22,182,186	22,033,486	148,700
7/31/2013[c]	16,480,000	21,588,800	21,454,171	134,629
7/31/2013[d]	16,540,000	21,736,537	21,532,281	204,256
7/31/2013[e]	16,490,000	21,615,586	21,467,189	148,397
7/31/2013[f]	3,755,000	4,920,627	4,888,375	32,252
7/31/2013[h]	9,920,000	13,007,302	12,914,161	93,141
7/31/2013[i]	13,880,000	18,181,273	18,069,411	111,862
7/31/2013[j]	16,370,000	21,443,374	21,310,970	132,404

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales (continued):
Japanese Yen,
Expiring:
7/31/2013[c]	280,960,000	2,872,802	2,833,197	39,605
7/31/2013[e]	505,068,000	5,173,075	5,093,099	79,976
7/31/2013[f]	770,160,000	7,877,263	7,766,283	110,980
7/31/2013[h]	828,000,000	8,476,311	8,349,541	126,770
7/31/2013[i]	774,540,000	7,928,630	7,810,451	118,179
7/31/2013[k]	222,025,000	2,272,053	2,238,897	33,156
Mexican New Peso,
Expiring
7/31/2013[g]	70,170,000	5,220,927	5,398,990	(178,063)
Peruvian Nuevo Sol,
Expiring
7/31/2013[a]	2,570,000	917,201	920,863	(3,662)
Russian Ruble,
Expiring:
7/31/2013[c]	7,940,000	241,172	240,195	977
7/31/2013[f]	7,155,000	216,523	216,448	75
7/31/2013[g]	7,905,000	238,602	239,137	(535)
Swedish Krona,
Expiring
7/31/2013[d]	171,465,000	25,384,547	25,548,260	(163,713)
Turkish Lira,
Expiring
7/31/2013[e]	9,450,000	4,851,291	4,873,960	(22,669)
Gross Unrealized
Appreciation				2,475,476
Gross Unrealized
Depreciation				(676,461)

Counterparties:
a	Citibank
b	Goldman Sachs International
c	Deutsche Bank
d	Morgan Stanley Capital Services
e	UBS
f	Barclays Bank
g	JP Morgan Chase Bank
h	Credit Suisse
i	Commonwealth Bank of Australia
j	Royal Bank of Scotland
k	Bank of America

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

The fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive.This risk is mitigated by MNA between the fund and the counterparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at June 30, 2013:

					Unrealized
Notional	Reference		(Pay) Receive		Appreciation
Amount ($)	Entity/Currency	Counterparty	Fixed Rate (%)	Expiration	(Depreciation) ($)

5,900,000	USD—6 Month	JP Morgan
	Libor	Chase Bank	(1.76)	11/8/2022	407,832
16,100,000	USD—6 Month
	Libor	Citibank	(0.84)	11/8/2022	323,767
36,200,000	USD—6 Month
	Libor	Citibank	0.65	6/7/2016	(136,479)
6,500,000	EUR—1 Year	JP Morgan
	Libor	Chase Bank	1.91	11/4/2016	394,217
15,950,000	NZD—6 Month	JP Morgan
	Libor	Chase Bank	3.05	1/31/2015	(21,655)
7,970,000	NZD—6 Month	JP Morgan
	Libor	Chase Bank	3.05	2/1/2015	(11,300)
7,970,000	NZD—6 Month	JP Morgan
	Libor	Chase Bank	3.04	2/1/2015	(12,188)
7,970,000	NZD—6 Month	JP Morgan
	Libor	Chase Bank	3.03	2/1/2015	(12,483)

Gross Unrealized
Appreciation	1,125,816
Gross Unrealized
Depreciation	(194,105)

EUR—Euro
LIBOR—London Interbank Offered Rate
NZD—New Zealand Dollar
USD—U.S. Dollar

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring.The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument.The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by the MNA between the fund and the coun-terparty and the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. At June 30, 2013, there were no credit default swap agreements outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2013:

Average Market Value ($)
Interest rate financial futures	89,924,604
Interest rate options contracts	1,575,834
Forward contracts	311,423,158

The following summarizes the average notional value of swap contracts outstanding during the period ended June 30, 2013:

Average Notional Value ($)
Interest rate swap agreements	63,768,913
Credit default swap agreements	800,000

At June 30, 2013, accumulated net unrealized depreciation on investments was $5,453,697, consisting of $6,415,494 gross unrealized appreciation and $11,869,191 gross unrealized depreciation.

At June 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 13-14, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the ten-year period when the fund’s total return performance was below the Performance Group median.The Board also noted that the fund’s yield performance was variously above, at and below the Performance Group and Performance Universe medians for the ten one-year periods ended December 31. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with theAdministration Agreement and its related fees, Dreyfus had contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services

The Fund 59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

•	The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.
•	The Board was satisfied with the fund’s total return performance.
•	The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.
•	The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 61

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2013

By: /s/ James Windels_
James Windels, Treasurer
Date:	August 20, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)